Impairment of non-current assets - Additional Information (Details) $ in Millions	Jun. 30, 2021 COP ($)
Refineria de Cartagena S.A.S. and Cenit [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Recoverable amount of asset or cash-generating unit	$ 3,446